Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Issuer UCI International [Member]	Jun. 30, 2013 Issuer UCI International [Member]	Jun. 30, 2014 Guarantor Subsidiaries [Member]	Jun. 30, 2013 Guarantor Subsidiaries [Member]	Jun. 30, 2014 Non-Guarantor Subsidiaries [Member]	Jun. 30, 2013 Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operatingactivities	$ (21,679)	$ 5,420	$ 1,500	$ (22,514)	$ (27,344)	$ 22,658	$ 4,165	$ 5,276
Cash flows from investing activities:
Capital expenditures	(21,522)	(16,192)			(17,734)	(14,836)	(3,788)	(1,356)
Proceeds from sale of property, plant and equipment	893	23			402	4	491	19
Net cash used in investing activities	(20,629)	(16,169)			(17,332)	(14,832)	(3,297)	(1,337)
Cash flows from financing activities:
Debt repayments	(1,534)	(1,533)	(1,500)	(1,500)	(30)	(32)	(4)	(1)
Intercompany dividends received (paid)					5,553		(5,553)
Change in intercompany indebtedness						36		(36)
Net cash used in financing activities	(1,534)	(1,533)	(1,500)	(1,500)	5,523	4	(5,557)	(37)
Effect of exchange rate changes on cash	(13)	2					(13)	2
Net (decrease) increase in cash and cash equivalents	(43,855)	(12,280)		(24,014)	(39,153)	7,830	(4,702)	3,904
Cash and cash equivalents at the beginning of period	76,619	78,917	3,026	61,565	57,407	4,921	16,185	12,430
Cash and cash equivalents at the end of period	$ 32,764	$ 66,637	$ 3,026	$ 37,551	$ 18,254	$ 12,751	$ 11,483	$ 16,334